ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 27, 2013
Receivables [Abstract]
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

The Company’s trade receivables are exposed to credit risk. The majority of the markets served by the Company are comprised of numerous individual accounts, none of which is individually significant. The Company monitors the creditworthiness of its customers on an ongoing basis and provides a reserve for estimated bad debt losses. If the financial condition of the Company’s customers were to deteriorate, increases in its allowance for doubtful accounts may be needed.

The activity in the allowance for doubtful accounts consisted of the following (in thousands):

	Successor
	Balance at Beginning of Period	Charged to Expense	Deductions(1)	Balance at End of Period
For the fiscal year ended December 27, 2013	$528	$1,981	$1,086	$3,595
For the period September 8, 2012 through December 28, 2012	$—	$530	$(2)	$528

	Predecessor
	Balance at Beginning of Period	Charged to Expense	Deductions(1)	Balance at End of Period
For the period December 31, 2011 through September 7, 2012	$6,457	$1,285	$(2,967)	$4,775
For the fiscal year ended December 30, 2011	$9,088	$2,455	$(5,086)	$6,457
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(1)	Accounts receivable written-off as uncollectible, net of recoveries.